Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document And Entity Information
Entity Registrant Name	PEN INC.
Entity Central Index Key	0000891417
Document Type	8-K
Document Period End Date	Jun. 30, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31